Accumulated other comprehensive income (Details) (CHF) In Millions					3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Mar. 31, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2010 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2010 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Cumulative translation adjustments	Mar. 31, 2011 Cumulative translation adjustments	Jun. 30, 2010 Cumulative translation adjustments	Jun. 30, 2011 Cumulative translation adjustments	Jun. 30, 2010 Cumulative translation adjustments	Jun. 30, 2011 Unrealized gains/(losses) on securities	Mar. 31, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2010 Unrealized gains/(losses) on securities	Jun. 30, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2010 Unrealized gains/(losses) on securities	Jun. 30, 2011 Actuarial gains/(losses)	Mar. 31, 2011 Actuarial gains/(losses)	Jun. 30, 2010 Actuarial gains/(losses)	Jun. 30, 2011 Actuarial gains/(losses)	Jun. 30, 2010 Actuarial gains/(losses)	Jun. 30, 2011 Net prior service credit/ (cost)	Mar. 31, 2011 Net prior service credit/ (cost)	Jun. 30, 2010 Net prior service credit/ (cost)	Jun. 30, 2011 Net prior service credit/ (cost)	Jun. 30, 2010 Net prior service credit/ (cost)	Jun. 30, 2011 Accumulated other comprehensive income	Mar. 31, 2011 Accumulated other comprehensive income	Jun. 30, 2010 Accumulated other comprehensive income	Jun. 30, 2011 Accumulated other comprehensive income	Jun. 30, 2010 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(16,949)	(15,011)	(14,555)	(10,837)	(50)	(33)	(34)	(33)	(41)	(11,899)	(11,470)	(8,416)	(11,470)	(8,770)	77	117	115	117	110	(3,109)	(3,136)	(2,875)	(3,136)	(2,891)	(30)	(33)	(43)	(33)	(46)	(15,011)	(14,555)	(11,253)	(14,555)	(11,638)
Increase/(decrease)					2	2	23	4	23	(1,961)	(434)	543	(2,395)	762	15	(29)	12	(14)	12	0	0	(167)	0	(167)	0	0	0	0	0	(1,944)	(461)	411	(2,405)	630
Increase/(decrease) due to equity method investments					1	(5)	(25)	(4)	(18)	0	0	0	0	0	0	0	1	0	1	0	0	0	0	0	0	0	0	0	0	1	(5)	(24)	(4)	(17)
Reclassification adjustments, included in net income					(13)	(14)	0	(27)	0	2	5	2	7	2	(13)	(11)	1	(24)	6	26	27	23	53	39	3	3	3	6	6	5	10	29	15	53
Cumulative effect of accounting changes, net of tax									0					135					0					0					0					135
Balance	(16,949)	(15,011)	(14,555)	(10,837)	(60)	(50)	(36)	(60)	(36)	(13,858)	(11,899)	(7,871)	(13,858)	(7,871)	79	77	129	79	129	(3,083)	(3,109)	(3,019)	(3,083)	(3,019)	(27)	(30)	(40)	(27)	(40)	(16,949)	(15,011)	(10,837)	(16,949)	(10,837)